UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  28-12625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

      /s/   Sindy Jagger     Toronto, Canada     February 06, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $146,367 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101     9297   178000 SH       SOLE                   178000        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      288     5804 SH       SOLE                     5804        0        0
BCE INC                        COM NEW          05534B760     8599   219610 SH       SOLE                   219610        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      521      110 SH       SOLE                      110        0        0
CDN IMPERIAL BK OF COMMERCE    COM              136069101     1102    15817 SH       SOLE                    15817        0        0
DELL INC                       COM              24702R101     4109   167300 SH       SOLE                   167300        0        0
DIEBOLD INC                    COM              253651103     1132    39050 SH       SOLE                    39050        0        0
ENCANA CORP                    COM              292505104      352     5280 SH       SOLE                     5280        0        0
FULTON FINL CORP PA            COM              360271100     2215   197400 SH       SOLE                   197400        0        0
INTERPUBLIC GROUP COS INC      COM              460690100      470    58000 SH       SOLE                    58000        0        0
ISHARES TR                     LEHMAN AGG BND   464287226      333     3290 SH       SOLE                     3290        0        0
JOHNSON & JOHNSON              COM              478160104     6673   100050 SH       SOLE                   100050        0        0
LIONS GATE ENTMNT CORP         COM NEW          535919203      528    57500 SH       SOLE                    57500        0        0
MARSH & MCLENNAN COS INC       COM              571748102        6   100000 SH  CALL SOLE                   100000        0        0
MARSH & MCLENNAN COS INC       COM              571748102    28646  1082200 SH       SOLE                  1082200        0        0
MDS INC                        COM              55269P302    21638  1141828 SH       SOLE                  1141828        0        0
MERRILL LYNCH & CO INC         COM              590188108     5599   104300 SH       SOLE                   104300        0        0
MICROSOFT CORP                 COM              594918104     4541   127816 SH       SOLE                   127816        0        0
NCR CORP NEW                   COM              62886E108    13084   521280 SH       SOLE                   521280        0        0
NEWMONT MINING CORP            COM              651639106     6946   142250 SH       SOLE                   142250        0        0
PEABODY ENERGY CORP            COM              704549104     3343    54230 SH       SOLE                    54230        0        0
PFIZER INC                     COM              717081103     1949    85741 SH       SOLE                    85741        0        0
REGIS CORP MINN                COM              758932107      632    22600 SH       SOLE                    22600        0        0
ROYAL BK CDA MONTREAL QUE      COM              780087102     2417    48239 SH       SOLE                    48239        0        0
SCHOOL SPECIALTY INC           COM              807863105      795    23000 SH       SOLE                    23000        0        0
SEALED AIR CORP NEW            COM              81211K100    10251   443000 SH       SOLE                   443000        0        0
TASEKO MINES LTD               COM              876511106       77    15000 SH       SOLE                    15000        0        0
THOMSON CORP                   COM              884903105     1605    40340 SH       SOLE                    40340        0        0
TIME WARNER INC                COM              887317105     4492   272066 SH       SOLE                   272066        0        0
VALUEVISION MEDIA INC          CL A             92047K107       69    11000 SH       SOLE                    11000        0        0
ZIMMER HLDGS INC               COM              98956P102     4658    70420 SH       SOLE                    70420        0        0